Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GAMCO GLOBAL SERIES FUNDS, INC
Prospectus Date	rr_ProspectusDate	Apr. 30, 2018
GAMCO GLOBAL GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The GAMCO GLOBAL GROWTH FUND (the “Global Growth Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Global Growth Fund primarily seeks to provide investors with appreciation of capital.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Current income is a secondary objective of the Global Growth Fund.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Global Growth Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Growth Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial professional and in the section entitled, “Classes of Shares” on page 40 of the prospectus and in Appendix A, “Sales Charge Reductions and Waivers Available through Certain Intermediaries,” attached to the Fund’s prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Global Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Global Growth Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Global Growth Fund’s performance. During the most recent fiscal year, the Global Growth Fund’s portfolio turnover rate was 43% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Gabelli family of mutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Global Growth Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Global Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Global Growth Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares of the Global Growth Fund:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Global Growth Fund will invest at least 65% of its total assets in common stocks of companies which the portfolio manager believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Global Growth Fund invests primarily in common stocks of foreign and domestic small-capitalization, mid-capitalization, and large-capitalization issuers. As a “global” fund, the Global Growth Fund invests in securities of issuers, or related investments thereof, located in at least three countries, and at least 40% of the Fund’s total net assets is invested in securities of non-U.S. issuers or related investments thereof.

To achieve the Global Growth Fund’s primary objective of capital appreciation, the Adviser employs a disciplined investment program focusing on the globalization and interactivity of the world’s market place. The Global Growth Fund invests in companies at the forefront of accelerated growth.

		The Global Growth Fund invests primarily in common stocks of foreign and domestic mid-capitalization and large-capitalization issuers. In addition to growth rates, stock valuation levels are important in the stock selection process as the Global Growth Fund seeks stocks that are attractively priced relative to their projected growth rates. The Global Growth Fund seeks to build a portfolio diversified by geographic region, industry sectors and individual issues within industry sectors. The Global Growth Fund invests primarily in developed markets but may invest in emerging markets as well. The Global Growth Fund invests in companies with a wide range in market capitalizations, from small to large.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may want to invest in the Global Growth Fund if:
  you are a long term investor
  you seek growth of capital
  you seek to diversify your investments outside the U.S.
The Global Growth Fund’s share price will fluctuate with changes in the market value of the Global Growth Fund’s portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. Your investment in the Global Growth Fund is not guaranteed; you may lose money by investing in the Global Growth Fund. When you sell Global Growth Fund shares, they may be worth less than what you paid for them.

Investing in the Global Growth Fund involves the following risks:
  Equity Risk.    Equity risk is the risk that the prices of the securities held by the Global Growth Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate and the issuer company’s particular circumstances.
  Growth Stock Risk.    Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market.
  Foreign Securities Risk.    Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets.
  Issuer Risk.    The value of a security may decline for a number of reasons that directly relate to an issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.
  Management Risk.    If the portfolio managers are incorrect in their assessment of the growth prospects of the securities the Global Growth Fund holds, then the value of the Global Growth Fund’s shares may decline.
  Non-Diversification Risk.    As a non-diversified mutual fund, more of the Global Growth Fund’s assets may be focused in the common stocks of a small number of issuers, which may make the value of the Global Growth Fund’s shares more sensitive to changes in the market value of a single issuer or industry and more susceptible to risks associated with a single economic, market, political or regulatory occurrence than shares of a diversified mutual fund.
  Smaller Capitalization Risk.    Risk is greater for the securities of smaller capitalization companies (including small unseasoned companies that have been in operation for less than three years) because such companies generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Risk Lose Money [Text]	rr_RiskLoseMoney	Your investment in the Global Growth Fund is not guaranteed; you may lose money by investing in the Global Growth Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversification Risk.    As a non-diversified mutual fund, more of the Global Growth Fund’s assets may be focused in the common stocks of a small number of issuers, which may make the value of the Global Growth Fund’s shares more sensitive to changes in the market value of a single issuer or industry and more susceptible to risks associated with a single economic, market, political or regulatory occurrence than shares of a diversified mutual fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide an indication of the risks of investing in the Global Growth Fund by showing changes in the Global Growth Fund’s performance from year to year and by showing how the Global Growth Fund’s average annual returns for one year, five years, and ten years compared with those of broad based securities market indices. As with all mutual funds, the Global Growth Fund’s past performance (before and after taxes) does not predict how the Global Growth Fund will perform in the future. Updated information on the Global Growth Fund’s results can be obtained by visiting www.gabelli.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Global Growth Fund by showing changes in the Global Growth Fund’s performance from year to year and by showing how the Global Growth Fund’s average annual returns for one year, five years, and ten years compared with those of broad based securities market indices.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Global Growth Fund’s past performance (before and after taxes) does not predict how the Global Growth Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	GLOBAL GROWTH FUND (Total Returns for Class AAA Shares for the Years Ended December 31)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the calendar years shown in the bar chart, the highest return for a quarter was 21.13% (quarter ended June 30, 2009), and the lowest return for a quarter was (24.14)% (quarter ended December 31, 2008).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the years ended December 31, 2017 with maximum sales charge, if applicable)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Global Growth Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts, including Roth IRAs and SEP IRAs (collectively, “IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class AAA shares. Actual after-tax returns for other classes will vary due to the differences in expenses.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return After Taxes on Distributions” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The returns shown for Class I shares prior to their first issuance dates are those of Class AAA shares of the Global Growth Fund. No returns are shown for Class T shares since they are not currently offered for sale. All classes of the Global Growth Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

		After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return After Taxes on Distributions” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Global Growth Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts, including Roth IRAs and SEP IRAs (collectively, “IRAs”). After-tax returns are shown only for Class AAA shares. Actual after-tax returns for other classes will vary due to the differences in expenses.
GAMCO GLOBAL GROWTH FUND | Class AAA Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.67%	[2]
1 Year	rr_ExpenseExampleYear01	$ 170
3 Years	rr_ExpenseExampleYear03	526
5 Years	rr_ExpenseExampleYear05	907
10 Years	rr_ExpenseExampleYear10	1,976
1 Year	rr_ExpenseExampleNoRedemptionYear01	170
3 Years	rr_ExpenseExampleNoRedemptionYear03	526
5 Years	rr_ExpenseExampleNoRedemptionYear05	907
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,976
2008	rr_AnnualReturn2008	(44.17%)
2009	rr_AnnualReturn2009	42.92%
2010	rr_AnnualReturn2010	14.27%
2011	rr_AnnualReturn2011	(4.23%)
2012	rr_AnnualReturn2012	17.96%
2013	rr_AnnualReturn2013	28.75%
2014	rr_AnnualReturn2014	3.90%
2015	rr_AnnualReturn2015	(1.21%)
2016	rr_AnnualReturn2016	1.20%
2017	rr_AnnualReturn2017	29.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.14%)
Past One Year	rr_AverageAnnualReturnYear01	29.02%
Past Five Years	rr_AverageAnnualReturnYear05	11.53%
Past Ten Years	rr_AverageAnnualReturnYear10	5.92%
GAMCO GLOBAL GROWTH FUND | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.67%	[2]
1 Year	rr_ExpenseExampleYear01	$ 735
3 Years	rr_ExpenseExampleYear03	1,071
5 Years	rr_ExpenseExampleYear05	1,430
10 Years	rr_ExpenseExampleYear10	2,438
1 Year	rr_ExpenseExampleNoRedemptionYear01	735
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,071
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,430
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,438
Past One Year	rr_AverageAnnualReturnYear01	21.56%
Past Five Years	rr_AverageAnnualReturnYear05	10.22%
Past Ten Years	rr_AverageAnnualReturnYear10	5.30%
GAMCO GLOBAL GROWTH FUND | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.42%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.42%	[2]
1 Year	rr_ExpenseExampleYear01	$ 345
3 Years	rr_ExpenseExampleYear03	755
5 Years	rr_ExpenseExampleYear05	1,291
10 Years	rr_ExpenseExampleYear10	2,756
1 Year	rr_ExpenseExampleNoRedemptionYear01	245
3 Years	rr_ExpenseExampleNoRedemptionYear03	755
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,291
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,756
Past One Year	rr_AverageAnnualReturnYear01	27.04%
Past Five Years	rr_AverageAnnualReturnYear05	10.69%
Past Ten Years	rr_AverageAnnualReturnYear10	5.13%
GAMCO GLOBAL GROWTH FUND | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.00%	[2]
1 Year	rr_ExpenseExampleYear01	$ 102
3 Years	rr_ExpenseExampleYear03	408
5 Years	rr_ExpenseExampleYear05	736
10 Years	rr_ExpenseExampleYear10	1,666
1 Year	rr_ExpenseExampleNoRedemptionYear01	102
3 Years	rr_ExpenseExampleNoRedemptionYear03	408
5 Years	rr_ExpenseExampleNoRedemptionYear05	736
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,666
Past One Year	rr_AverageAnnualReturnYear01	29.84%
Past Five Years	rr_AverageAnnualReturnYear05	12.14%
Past Ten Years	rr_AverageAnnualReturnYear10	6.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 11, 2008
GAMCO GLOBAL GROWTH FUND | Class T Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%	[3]
Maximum Deferred Sales Charge (Load) (as a percentage of redemption price)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none	[3]
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%	[3]
Exchange Fee	rr_ExchangeFeeOverRedemption	none	[3]
Management Fees	rr_ManagementFeesOverAssets	1.00%	[3]
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.42%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%	[1],[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[1],[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.67%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 416
3 Years	rr_ExpenseExampleYear03	763
5 Years	rr_ExpenseExampleYear05	1,135
10 Years	rr_ExpenseExampleYear10	2,177
1 Year	rr_ExpenseExampleNoRedemptionYear01	416
3 Years	rr_ExpenseExampleNoRedemptionYear03	763
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,135
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,177
GAMCO GLOBAL GROWTH FUND | Return After Taxes on Distributions | Class AAA Shares
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	28.08%
Past Five Years	rr_AverageAnnualReturnYear05	9.91%
Past Ten Years	rr_AverageAnnualReturnYear10	5.08%
GAMCO GLOBAL GROWTH FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class AAA Shares
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	17.20%
Past Five Years	rr_AverageAnnualReturnYear05	8.91%
Past Ten Years	rr_AverageAnnualReturnYear10	4.62%
GAMCO GLOBAL GROWTH FUND | MSCI AC World Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	23.97%
Past Five Years	rr_AverageAnnualReturnYear05	10.80%
Past Ten Years	rr_AverageAnnualReturnYear10	4.65%
GAMCO GLOBAL GROWTH FUND | Lipper Global Large Cap Growth Fund Classification
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	28.42%
Past Five Years	rr_AverageAnnualReturnYear05	11.18%
Past Ten Years	rr_AverageAnnualReturnYear10	5.40%

[1]	The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Class I shares to the extent necessary to maintain the Total Amended Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 1.00%. Under this same arrangement, the Global Growth Fund has also agreed, during the two year period following the year of any such waiver or reimbursement by the Adviser, to repay such amount, but only to the extent the Global Growth Fund’s adjusted Total Annual Fund Operating Expenses would not exceed an annual rate of 1.00% for Class I shares after giving effect to the repayment. This arrangement is in effect through April 30, 2019, and may be terminated only by the Board of Directors of the Corporation before such time. The Fund will carry forward, for a period not to exceed three years from the date that an amount is waived, any fees in excess of the expense limitation and repay the Adviser such amount provided the Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment.
[2]	after Fee Waiver and/or Expense Reimbursement
[3]	Class T shares are not currently offered for sale.